Revenues - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Client	Dec. 31, 2024 USD ($) Client	Dec. 31, 2023 USD ($) Client
Disclosure of revenue [line items]
Revenue	$ 18,448	$ 19,293	$ 17,311
Number of external client accounted for 10% or more of Group's revenue | Client	0	0	0
Revenues from contracts with customers which have been included in "Contract liabilities" line item in the statement of financial position at the beginning of each year	$ 64	$ 58	$ 61
Domestic market [member]
Disclosure of revenue [line items]
Revenue	15,498	16,202	15,083
International market [member]
Disclosure of revenue [line items]
Revenue	$ 2,786	$ 2,922	$ 1,912